Goodwill and Other Intangible Assets - Summary of Changes in Carrying Value of Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill, Beginning Balance	$ 255,869	$ 255,875
Effect of foreign currency translation	(7)	(6)
Goodwill, Ending Balance	$ 255,862	$ 255,869